Stock warrant liabilities	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Warrant [Member]
Stock warrant liabilities

10. Stock warrants

As of January 31, 2019 and October 31, 2019, the following warrants to purchase common and preferred stock were outstanding:

	Number of warrants
Warrants to purchase	January 31, 2019	October 31, 2019	Exercise price	Expiration
Senior A Preferred	116,232	—	$2.19	October 1, 2021
Senior A Preferred	672,560	—	$3.00	November 1, 2026
Junior Preferred	489,605	—	$0.01	September 5, 2020
Redeemable Preferred	358,244		$0.01	September 5, 2020

Total preferred stock (liability-classified)	1,636,641	—

Common stock	166,952	—	$2.02	October 21, 2025
Common stock	89,459	—	$3.49	November 1, 2026
Common stock	—	75,137	$8.02	February 28, 2029
Common stock (converted from preferred stock warrants)	—	153,041	$6.59	November 1, 2026

Total common stock (equity-classified)	256,411	228,178

The following table summarizes the activity for the Company’s warrants for the periods presented:

	Common	Preferred
Balance—January 31, 2019	256,411	1,636,641
Granted	150,274	—
Conversion of preferred stock warrants to common stock warrants	581,798	—
Exercised	(760,305)	(1,636,641)

Balance—October 31, 2019	228,178	—

The following table is a reconciliation of the warrant liability measured at fair value:

Warrant Liability
Balance at January 31, 2019	$5,498
Change in fair value of stock warrants nine months ended October 31, 2019	3,307
Conversion of convertible preferred stock warrants	(8,805)

Balance at October 31, 2019	$—

Upon the closing of the IPO in July 2019, the Company’s outstanding warrants to purchase shares of preferred stock automatically converted into warrants to purchase an aggregate of 581,798 shares of common stock. Upon the conversion, the Company reclassified the warrants to equity and recorded the then current value of the warrant liability on the date of reclassification to additional paid-in-capital. In addition, in July 2019, the holders of these converted common stock warrants to purchase an aggregate of 428,757 shares of common stock completed the cashless exercises of the warrants, resulting in the issuance of an aggregate of 428,757 shares of common stock whereby 70,485 shares of common stock were withheld by the Company to pay for the exercise price of the warrants. The remaining converted warrants to purchase 153,041 shares of common stock that were not exercised are included in the total outstanding warrants to purchase common stock of 228,178.

In July and September 2019, the existing common stock warrant holders completed the cashless exercise of the warrants, resulting in the issuance of 256,411 and 75,137 shares of common stock, respectively, whereby 25,919 and 22,114 shares of common stock, respectively, were withheld by the Company to pay for the exercise price of the warrants, and 230,492 and 53,023 shares of common stock were issued, respectively.

9. Stock warrant liabilities

As of January 31, 2018 and 2019, the following warrants to purchase common and preferred stock were outstanding:

	Number of warrants January 31,

Warrants to purchase	2018	2019	Exercise price	Expiration
Senior A Preferred	116,232	116,232	$2.19	October 1, 2021
Senior A Preferred	672,560	672,560	$3.00	November 1, 2026
Junior Preferred	489,605	489,605	$0.01	September 5, 2020
Junior Preferred	32,590	—	$1.00	February 2, 2018
Junior Preferred	46,197	—	$1.00	April 15, 2018
Redeemable Preferred	358,244	358,244	$0.01	September 5, 2020
Redeemable Preferred	23,846	—	$0.73	February 2, 2018
Redeemable Preferred	33,802	—	$0.73	April 15, 2018

Total preferred stock (liability-classified)	1,773,076	1,636,641

Common stock	166,952	166,952	$2.02	October 21, 2025
Common stock	89,459	89,459	$3.49	November 1, 2026

Total common stock (equity-classified)	256,411	256,411

The following table summarizes the activity for the Company’s warrants for the periods presented:

	Common	Preferred
Balance at February 1, 2017	256,411	1,813,076
Exercised	—	(40,000)

Balance—January 31, 2018	256,411	1,773,076
Forfeited	—	(136,435)

Balance—January 31, 2019	256,411	1,636,641

The following table is a reconciliation of the warrant liability measured at fair value:

Warrant liability
Balance at February 1, 2017	$2,870
Exercised	(28)
Change in fair value of stock warrants during year	598

Balance at January 31, 2018	$3,440
Change in fair value of stock warrants during year	2,058

Balance at January 31, 2019	$5,498